EQUITY - Equity Incentive Plans, Narrative (Details) - USD ($) $ in Millions		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 12, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2018
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Incremental equity-based compensation expense from plan modification		$ 0.0	$ 1.6	$ 0.7	$ 5.2
ESPP
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized (in shares)	2,133,961
Percentage of outstanding stock maximum	1.00%
Class A
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares issued gross of forfeiture (in shares)		9,514		9,514
Class B
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares issued gross of forfeiture (in shares)		8,535,845		8,535,845
2018 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized (in shares)								52,346,283
Number of shares issued gross of forfeiture (in shares)		52,291,738		52,291,738		48,861,380	32,645,381
Incremental equity-based compensation expense from plan modification						$ 6.8
2024 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized (in shares)						4,635,234
Number of shares issued gross of forfeiture (in shares)		3,212,647		3,212,647		2,866,299
2025 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized (in shares)	22,985,926
Percentage of outstanding stock maximum	5.00%